[DECHERT LLP LETTERHEAD]

May 24, 2007

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Investment Company (on behalf of Fixed Income I Fund)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 pursuant to Rule 488 of the Securities Act of 1933, as amended, for Russell Investment Company (“Registrant”). This Form N-14 is being filed in connection with a reorganization in which Fixed Income I Fund, a series of the Registrant, will acquire all of the assets of Diversified Bond Fund, a series of the Registrant, in exchange for shares of Fixed Income I Fund and the assumption by Fixed Income I Fund of the liabilities of Diversified Bond Fund.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 617.728.7155 or John V. O’Hanlon at 617.728.7111.

Sincerely,

/s/ Joshua A. Weinberg
Joshua A. Weinberg

Attachments

cc:	Mary Beth Rhoden, Esq.

John V. O’Hanlon, Esq.